Transfer of Assets - Summary of Carrying Amount and Fair Value (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 16,786	$ 17,209
Carrying amount of associated liabilities	16,505	16,925
Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	5,789	5,569
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 10,997	$ 11,640